UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of March 31, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 54.5%
	Diversified — 3.6%
66	Duke Realty Corp.	1,447
17	Liberty Property Trust	612
15	Vornado Realty Trust	1,681

		3,740

	Health Care — 6.6%
38	HCP, Inc.	1,655
32	Health Care REIT, Inc.	2,500
48	Senior Housing Properties Trust	1,074
24	Ventas, Inc.	1,765

		6,994

	Hotels — 4.0%
68	Host Hotels & Resorts, Inc.	1,369
11	Hyatt Hotels Corp., Class A (a)	678
21	LaSalle Hotel Properties	797
27	RLJ Lodging Trust	835
6	Starwood Hotels & Resorts Worldwide, Inc.	530

		4,209

	Industrial — 3.2%
15	DCT Industrial Trust, Inc.	528
66	Prologis, Inc.	2,870

		3,398

	Multifamily — 10.1%
36	Apartment Investment & Management Co., Class A	1,419
14	AvalonBay Communities, Inc.	2,385
20	Equity LifeStyle Properties, Inc.	1,071
34	Equity Residential	2,613
4	Essex Property Trust, Inc.	911
7	Mid-America Apartment Communities, Inc.	549
4	Post Properties, Inc.	253
41	UDR, Inc.	1,382

		10,583

	Office — 8.4%
16	Alexandria Real Estate Equities, Inc.	1,561
80	BioMed Realty Trust, Inc.	1,820
12	Boston Properties, Inc.	1,618
46	Brandywine Realty Trust	742
20	Columbia Property Trust, Inc.	539
29	Douglas Emmett, Inc.	868
6	Kilroy Realty Corp.	494
9	SL Green Realty Corp.	1,138

		8,780

	Regional Malls — 8.2%
43	General Growth Properties, Inc.	1,257
14	Macerich Co. (The)	1,168
27	Simon Property Group, Inc.	5,313
12	Taubman Centers, Inc.	906

		8,644

	Shopping Centers — 5.7%
48	Brixmor Property Group, Inc.	1,266
63	DDR Corp.	1,165
42	Kimco Realty Corp.	1,127
37	Kite Realty Group Trust	1,032
11	Regency Centers Corp.	782
33	Retail Opportunity Investments Corp.	601

		5,973

	Storage — 4.7%
75	CubeSmart	1,809
9	Extra Space Storage, Inc.	590
13	Public Storage	2,498

		4,897

	Total Common Stocks (Cost $46,775)	57,218

PRINCIPAL AMOUNT($)

Corporate Bonds — 17.3%
	Diversified — 2.6%
2,684	Select Income REIT, 2.850%, 02/01/18	2,707

	Health Care — 5.3%
	HCP, Inc.,
361	5.625%, 05/01/17	392
870	6.000%, 01/30/17	939
637	6.300%, 09/15/16	683
	Health Care REIT, Inc.,
175	3.625%, 03/15/16	179
1,888	5.875%, 05/15/15	1,900
458	6.200%, 06/01/16	485
350	Healthcare Realty Trust, Inc., 6.500%, 01/17/17	381
580	Senior Housing Properties Trust, 4.300%, 01/15/16	589

		5,548

	Industrial — 0.7%
572	First Industrial LP, 5.950%, 05/15/17	619
78	ProLogis LP, 4.500%, 08/15/17	83

		702

	Multifamily — 1.4%
219	Camden Property Trust, 5.700%, 05/15/17	238
183	ERP Operating LP, 5.750%, 06/15/17	201

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multifamily — continued
999	Mid-America Apartments LP, 5.500%, 10/01/15	1,022
5	Post Apartment Homes LP, 4.750%, 10/15/17	5

		1,466

	Office — 6.0%
1,250	Alexandria Real Estate Equities, Inc., 2.750%, 01/15/20	1,254
	BioMed Realty LP,
819	2.625%, 05/01/19	826
419	3.850%, 04/15/16	429
275	Brandywine Operating Partnership LP, 5.700%, 05/01/17	296
100	Equity Commonwealth, 6.250%, 08/15/16	104
30	Highwoods Realty LP, 7.500%, 04/15/18	35
900	Kilroy Realty LP, 5.000%, 11/03/15	919
1,188	Mack-Cali Realty LP, 5.800%, 01/15/16	1,224
890	Reckson Operating Partnership LP, 6.000%, 03/31/16	931
	SL Green Realty Corp.,
125	5.000%, 08/15/18	135
180	7.750%, 03/15/20	219

		6,372

	Shopping Centers — 1.3%
200	DDR Corp., 7.500%, 04/01/17	223
	Equity One, Inc.,
70	6.000%, 09/15/16	74
250	6.000%, 09/15/17	273
156	6.250%, 01/15/17	168
	Kimco Realty Corp.,
95	5.700%, 05/01/17	103
208	5.783%, 03/15/16	217
282	Regency Centers LP, 5.875%, 06/15/17	308

		1,366

	Total Corporate Bonds (Cost $18,059)	18,161

SHARES

Preferred Stocks ($25 par value) — 23.2%
	Diversified — 0.4%
3	National Retail Properties, Inc., Series D, 6.625%, 02/23/17 @	85
1	PS Business Parks, Inc., Series R, 6.875%, 10/15/15 @	19
6	PS Business Parks, Inc., Series S, 6.450%, 01/18/17 @	168
2	PS Business Parks, Inc., Series T, 6.000%, 05/14/17 @	54
2	Vornado Realty Trust, Series G, 6.625%, 05/01/15 @	62

		388

	Health Care — 0.3%
5	Health Care REIT, Inc., Series J, 6.500%, 03/07/17 @	121
8	Sabra Health Care REIT, Inc., Series A, 7.125%, 03/21/18 @	215

		336

	Hotels — 2.0%
27	Ashford Hospitality Trust, Inc., Series D, 8.450%, 05/04/15 @	683
2	Summit Hotel Properties, Inc., Series A, 9.250%, 10/28/16 @	62
51	Sunstone Hotel Investors, Inc., Series D, 8.000%, 04/06/16 @	1,326

		2,071

	Industrial — 0.7%
16	STAG Industrial, Inc., Series A, 9.000%, 11/02/16 @	439
6	STAG Industrial, Inc., Series B, 6.625%, 04/16/18 @	161
7	Terreno Realty Corp., Series A, 7.750%, 07/19/17 @	181

		781

	Multifamily — 1.6%
41	Apartment Investment & Management Co., 6.875%, 05/16/19 @	1,101
2	Apartment Investment & Management Co., Series Z, 7.000%, 07/29/16 @	50
16	Campus Crest Communities, Inc., Series A, 8.000%, 02/09/17 @	417
2	Equity LifeStyle Properties, Inc., Series C, 6.750%, 09/07/17 @	61

		1,629

	Office — 5.6%
2	Alexandria Real Estate Equities, Inc., Series E, 6.450%, 03/15/17 @	43
10	Brandywine Realty Trust, Series E, 6.900%, 04/11/17 @	252
53	Corporate Office Properties Trust, Series L, 7.375%, 06/27/17 @	1,380
2	Equity Commonwealth, Series E, 7.250%, 05/15/16 @	40
41	Hudson Pacific Properties, Inc., Series B, 8.375%, 12/10/15 @	1,059
13	Kilroy Realty Corp., Series G, 6.875%, 03/27/17 @	330

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — continued
	Office — continued
3	Kilroy Realty Corp., Series H, 6.375%, 08/15/17 @	79
52	SL Green Realty Corp., Series I, 6.500%, 08/10/17 @	1,353
26	Urstadt Biddle Properties, Inc., Series F, 7.125%, 10/24/17 @	683
25	Urstadt Biddle Properties, Inc., Series G, 6.750%, 10/28/19 @	659

		5,878

	Regional Malls — 7.0%
50	CBL & Associates Properties, Inc., Series D, 7.375%, 05/01/15 @	1,263
10	CBL & Associates Properties, Inc., Series E, 6.625%, 10/05/17 @	251
60	General Growth Properties, Inc., Series A, 6.375%, 02/13/18 @	1,527
1	Simon Property Group, Inc., Series J, 8.375%, 10/15/27 @	48
48	Taubman Centers, Inc., Series J, 6.500%, 08/14/17 @	1,250
63	Taubman Centers, Inc., Series K, 6.250%, 03/15/18 @	1,579
26	WP GLIMCHER, Inc., Series G, 8.125%, 04/15/15 @	653
23	WP GLIMCHER, Inc., Series H, 7.500%, 08/10/17 @	617
8	WP GLIMCHER, Inc., Series I, 6.875%, 03/27/18 @	215

		7,403

	Shopping Centers — 5.2%
16	DDR Corp., Series J, 6.500%, 08/01/17 @	420
5	DDR Corp., Series K, 6.250%, 04/09/18 @	132
7	Excel Trust, Inc., Series B, 8.125%, 01/31/17 @	178
17	Inland Real Estate Corp., Series A, 8.125%, 10/06/16 @	447
42	Inland Real Estate Corp., Series B, 6.950%, 10/16/19 @	1,062
15	Kite Realty Group Trust, Series A, 8.250%, 12/07/15 @	377
69	Regency Centers Corp., Series 6, 6.625%, 02/16/17 @	1,814
11	Retail Properties of America, Inc., Series A, 7.000%, 12/20/17 @	289
16	Saul Centers, Inc., Series C, 6.875%, 02/12/18 @	418
12	Weingarten Realty Investors, Series F, 6.500%, 05/01/15 @	304

		5,441

	Storage — 0.4%
16	CubeSmart, Series A, 7.750%, 11/02/16 @	434

	Total Preferred Stocks (Cost $23,536)	24,361

Short-Term Investment — 7.4%
	Investment Company — 7.4%
7,774	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $7,774)	7,774

	Total Investments — 102.4% (Cost $96,144)	107,514
	Liabilities in Excess of Other Assets — (2.4)%	(2,484)

	NET ASSETS — 100.0%	$105,030

Percentages indicated are based on net assets.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2015.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,452
Aggregate gross unrealized depreciation	(82)

Net unrealized appreciation/depreciation	$11,370

Federal income tax cost of investments	$96,144

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$57,218	$—	$—	$57,218
Preferred Stocks	24,361	—	—	24,361
Corporate Bonds	—	18,161	—	18,161
Short-Term Investment
Investment Company	7,774	—	—	7,774

Total Investments in Securities	$89,353	$18,161	$—	$107,514

There were no transfers among any levels during the period ended March 31, 2015.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young President and Principal Executive Officer
May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young President and Principal Executive Officer
May 28, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato Treasurer and Principal Financial Officer
May 28, 2015